INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of the valuation allowance
Balance at the beginning of the year	$ 4,888,240	$ 2,931,196	$ 1,224,057
Additions of valuation allowance	1,775,887	2,573,942	1,854,637
Reversals of valuation allowance	(2,802,174)
Foreign currency translation	138,206	(616,898)	(147,498)
Balance at the end of the year	$ 4,000,159	$ 4,888,240	$ 2,931,196